Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the SEC.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Reclassification	Reclassification Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications had no impact on net earnings and financial position.
Non-controlling Interest

Non-controlling Interest

Non-controlling interest on the consolidated balance sheets is primarily resulted from the consolidation of  Hangzhou Dewang, a 51.05% owned subsidiary, and Shanghai Yijiaxin IC Design Co., Ltd. (“Shanghai Yijiaxin”), a wholly-owned subsidiary of Hangzhou Dewang, which became effectively 51.05% owned by the Company. The portion of the income or loss applicable to the non-controlling interest in the subsidiaries are reflected in the consolidated statements of operations and comprehensive income (loss).

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Company’s consolidated financial statements include the impairment of goodwill and an intangible asset recognized from a business combination, and the purchase price allocation relating to a business combination. Other accounting estimates include, but not limited to, estimates for inventory write-down, share-based compensation, useful lives of long-lived assets, impairment of long-lived assets other than impairment of an intangible asset recognized from a business combination, which is considered as a significant accounting estimate, credit losses, income taxes including valuation allowance for deferred tax assets and implicit interest rate of operating leases. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency translation and transaction

Foreign currency translation and transaction

The accompanying consolidated financial statements are presented in the United States dollar (“$, or US$”), which is the reporting currency of the Company. The functional currency of HK Ebang Communications, HK Ebang Information, all US and BVI entities is United State dollars, the functional currency of Ebang International, HK Ebang Technology is Hong Kong dollar (“HKD”), the functional currency of the PRC subsidiaries is Renminbi (“RMB”), the functional currency of the Australian entities is Australian dollar (“AUD”), and the functional currencies of the remaining subsidiaries are generally the local currencies used in the countries where these subsidiaries are incorporated.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Revenues, costs and expenses are translated at the average rates for the annual period. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive income (loss) as other comprehensive income (loss). Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of operations and comprehensive income (loss) as exchange gain (loss).

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and time deposits placed with banks or other financial institutions and have original maturities of less than three months.

Restricted cash

Restricted cash

Restricted cash mainly represents the bank deposit pledged in exchange for bank guarantee services related to the Company’s performance of product repairment under factory warranty. As of December 31, 2023 and 2022 the Company had restricted cash balance of US$1,285,900 and US$932,164, respectively.

Short-term investments

Short-term investments

The Company’s short-term investments consist of investments in marketable securities, which are accounted for under ASC 321 and reported at their readily determinable fair values as quoted by market exchanges with changes in fair value recognized in earnings.

Short-term investments also include wealth management products with certain financial institutions, which are subject to variable rates of return or not principal-guaranteed. These investments are classified as available-for-sale debt securities and reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) on the consolidated balance sheets, if any. Realized gains and losses from the sale of available-for-sale debt securities are determined on an aggregate approach basis and are included in the consolidated statements of operations and comprehensive income (loss).

In addition, short-term investments are also comprised of time deposits placed with banks with original maturities of greater than three months but less than twelve months.

Current expected credit losses

Current expected credit losses

The Company’s financial assets, primarily accounts receivable and other receivable, are within the scope of ASC Topic 326. The Company has identified the relevant risk characteristics of its customers and the related receivables and other current assets which include type of the products and services the Company provides, nature of the customers or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Company’s receivables. Additionally, external data and macroeconomic factors are also considered.

For the years ended December 31, 2023, 2022 and 2021, the Company recorded credit losses on other receivable of US$1,279,226, US$1,835,121 and nil, respectively, and credit losses (reversal of credit losses) on accounts receivable of US$(304,112), US$1,968,316 and US$(310,012), respectively.

Inventories, net

Inventories, net

Inventories consist of finished goods, work in process, and raw materials. Inventories are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventory, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased.

Business combinations

Business combination

The Company accounts for its business combination using the acquisition method of accounting. The purchase price of the acquisition is allocated to the assets, liabilities, identifiable intangible assets acquired, and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses are expensed as incurred. Consideration transferred in a business acquisition is measured at fair value as of the date of acquisition. Transaction costs directly attributable to the acquisition are expensed as incurred.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination. In accordance with ASC Topic 350, Goodwill and Other Intangible Assets (“ASC 350”), recorded goodwill amounts are not amortized, but rather assessed for impairment annually or more frequently if there are indicators of impairment present, applying a fair-value based test.

When performing the annual impairment test, the Company has the option of performing a qualitative or quantitative assessment to determine if an impairment has occurred. If a qualitative assessment indicates that it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the Company would be required to perform a quantitative impairment analysis for goodwill. The quantitative analysis requires a comparison of fair value of the reporting unit to the carrying value, including goodwill. If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. The fair value is generally determined using the income approach.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Buildings	20 years
Computer software	10 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Office equipment	3-5 years
Motor vehicles	5 years
Mechanical equipment	3-10 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive income (loss). Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized.

Construction in progress represents assets under construction. All direct costs relating to the construction are capitalized as construction in progress. Construction in progress is not depreciated until the asset is placed in service.

Cryptocurrencies

Cryptocurrencies

Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment quarterly, or more frequently, when events or changes in circumstances occur, principally decreases in the quoted prices of the cryptocurrencies, indicating that it is more likely than not that the indefinite-lived asset is impaired. In determining if an impairment has occurred, the Company considers the intraday lowest quoted price of one unit of cryptocurrency since acquiring the cryptocurrency. If the then current carrying value of the unit of cryptocurrency exceeds the fair value so determined, an impairment loss has occurred with respect to those units of cryptocurrencies in the amount equal to the difference between their carrying values and the fair value determined. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted. For the years ended December 31, 2023, 2022 and 2021, the Company did not recognize any impairment loss.

The purchases and sales of cryptocurrencies are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in gain or loss of disposal of cryptocurrencies in the consolidated statements of operations and comprehensive income (loss). The Company accounts for its gains or losses in accordance with the first-in-first-out (FIFO) method of accounting.

Receivables settled in cryptocurrencies are measured at fair value of the underlying cryptocurrencies based on their respective quoted price initially and subsequently on the measurement date. The change in fair value of the underlying cryptocurrencies is recognized as other income or expenses on the consolidated statements of operations and comprehensive income (loss). Receivable settled in cryptocurrencies is further adjusted for expected credit losses.

The cryptocurrencies held are included in other assets on the consolidated balance sheets. As of December 31, 2023 and 2022, the balance of cryptocurrencies and receivable settled in cryptocurrencies were immaterial.

Intangible assets, net

Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of software, non-patent technology, patents, land use right and a license acquired in connection with the business combination. The Company typically amortizes its software, non-patent technology, patents and license with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives.

The intangible asset acquired in connection with the business combination is recognized and measured at fair value at the time of acquisition. See Note 3.

According to the law of PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government for a specified period of time. The Company amortizes its land use rights using the straight-line method over the periods the rights are granted.

The estimated useful lives are as follows:

Land use right	50 years
Software	18 - 65 months
Non-patent technology	1 - 3 years
Patents	2 - 10 years
License	20 years

Impairment of long-lived assets

Impairment of long-lived assets other than goodwill

Long-lived assets, including property, plant and equipment, right-of-use assets and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from the disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values.

Fair value measurement

Fair value measurement

The accounting standard regarding the fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities:

(1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The financial asset carried at fair value on a recurring basis as of December 31, 2023 and 2022 is as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance

Short-term investments
As of December 31, 2023	$496,122	$-	$-	$496,122
As of December 31, 2022	$5,611,815	$223,562	$-	$5,835,377

Financial instruments included in current assets and current liabilities except for short-term investments and operating lease liability – related parties, current is reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

The Company’s non-financial assets, including cryptocurrencies, intangible assets, goodwill and property, plant and equipment are measured at fair value when an impairment charge is recognized. Fair value of cryptocurrencies is based on quoted prices in active markets.

Related party transactions

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Revenue recognition

Revenue recognition

The Company accounts for its revenue in accordance with ASC 606, Revenue from Contracts with Customers (“Topic 606”) for all periods presented. Consistent with the criteria of Topic 606, the Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services to the extent the Company deems the collection of such consideration is probable. Value-added tax that the Company collects concurrent with revenue-producing activities is excluded from revenue.

Products revenue

The Company generates product revenue from the sale of Bitcoin mining machines and related accessories directly to a customer, such as a business or individual engaged in Bitcoin mining activities. The Company recognizes revenue at a point in time when the control of the products has been transferred to customers. The transfer of control is considered complete when products have been picked up by or shipped to customers. The Company’s sales arrangements for Bitcoin mining machines usually require a full prepayment before the delivery of products. The advance payment is not considered a significant financing component because the period between the Company transfers a promised good to a customer and when the customer pays for that good is short. The Company also offers credit sales to certain customers and the payment terms under credit sales generally consist of full payment of consideration within one year after the shipping date.

The Company also generates revenue from the sale of telecommunication products directly to a customer, such as a business or individual engaged in telecommunication businesses. The Company recognizes revenue at a point in time when products are delivered and customer acceptance is received. For the sales arrangements of telecommunications products, the Company generally requires payment upon issuance of invoices.

The Company elected to account for shipping and handling fees that occur after the customer has obtained control of goods, for instance, free on board shipping point arrangements, as a fulfillment cost and accrues for such costs. The Company provides factory warranty for the products sold, and the repairment cost incurred was immaterial for the years ended December 31, 2023, 2022 and 2021.

Service revenue - Management and maintenance services

The Company generates revenue from management and maintenance services under separate contracts. Revenue from management services primarily includes service fees for the provision of mining machine hosting services to customers and maintenance services primarily relates to the Company’s repairment service for the telecommunication equipment the Company sold to its customers. The Company halted mining machine hosting services in the PRC at the end of April 2021. Revenue from the maintenance service to the customer is recognized at a point in time when services are provided. Revenue from the management service to the customer is recognized as the performance obligation is satisfied over time over the service period.

Service revenue - Cross-border payment and foreign exchange services

The Company generates revenue from cross-border payment and foreign exchange services started from March 2022 in connection with the acquisition of Compass Global Holdings Pty Ltd. See Note 3.

For the majority of the cross-border payment and foreign exchange services, customers agree to terms and conditions for all transactions, either at the time of initiating a transaction or signing a contract with the Company to provide payment services to the customers. Revenue is measured as the difference between the exchange rate set by the Company to the customer and a rate available in the wholesale foreign exchange market. The Company executes the transaction and makes payments to the recipient to satisfy its performance obligation to the customer, and therefore, the Company recognizes revenue at a point in time when this performance obligation has been fulfilled.

Service revenue - Cryptocurrency exchange services

The Company generates revenue from cryptocurrency exchange service by facilitating the customers’ cryptocurrency transactions via the Company’s proprietary exchange platform or through an offline, over-the-counter (“OTC”) transaction facilitation process. The Company acts as an agent in the transactions and presents revenue for the fees earned on a net basis.

Cryptocurrency exchange transactions were matched on the Company’s proprietary exchange platform when a customer submits an offer to buy, sell, or convert cryptocurrencies, and another customer accepts and settles that offer. The Company charges a service fee in fiat currency or cryptocurrencies at transaction level in amount calculated based on volume which varies depending on the payment type and the value of the transaction. The Company also conducts cryptocurrency exchange services through its OTC execution typically by acting as an agent and providing transaction matching to the customers’ offers through the utilization of liquidity providers. In the case when a customer raises the need to buy cryptocurrencies, the Company will help the customer to look for a matching need to sell the same quantity of cryptocurrencies from a liquidity provider. When the Company finds such a liquidity provider, the Company asks for the selling rate, and applies a margin to the rate and offer to the customer. If the customer agrees to the rate, the Company facilitates the transaction. Revenue generated from the transaction matching through OTC facilitation is measured to be the margin applied to the rate set by the liquidity provider and the transaction price is charged and collected in fiat currency. The Company considers its performance obligation satisfied and recognizes revenue at a point in time when the transaction is processed. Contracts with customers are usually open-ended and can be terminated by either party without a termination penalty. Therefore, contracts are defined at the transaction level and do not extend beyond the service already provided. The Company does not provide refunds, concession, or reversal of a completed transaction.

Judgment is required in determining whether the Company is the principal or the agent in transactions among customer or between customers and liquidity providers. The Company evaluates the presentation of revenue on a gross or net basis based on whether it controls the cryptocurrency provided before it is transferred to the customer (gross) or whether it acts as an agent by arranging for another customer or a liquidity provider to provide the cryptocurrency to the customer (net). The Company does not control the cryptocurrency being provided before it is transferred to the buyer and does not have inventory risk related to the cryptocurrency. The Company also does not set the price for the cryptocurrency as the price involved in the transaction is a market or a negotiated rate between customers or parties. As a result, the Company acts as an agent in facilitating the ability for a customer to purchase cryptocurrencies from another customer.

The Company commenced the cryptocurrency exchange business in 2022. For the years ended December 31, 2023 and 2022, the revenue generated from the cryptocurrency exchange services was primarily from the transaction matching facilitated through OTC execution.

Revenue disaggregation

Management has concluded that the disaggregation level is the same under both the revenue standard and the segment reporting standard. Revenue under the segment reporting standard is measured on the same basis as under the revenue standard. See Note 16 for information regarding revenue disaggregation by revenue streams and countries.

Contract liabilities

Contract liabilities are recorded when consideration is received from a customer prior to transferring the goods or services to the customer or other conditions under the terms of a sales contract. As of December 31, 2023 and 2022, the Company recorded contract liabilities of US$69,361 and US$1,010,852, respectively, which were presented as advances from customers on the accompanying consolidated balance sheets. During the years ended December 31, 2023, 2022 and 2021, the Company recognized US$1,209, US$31,761 and US$126,333, of contract liabilities as revenue, respectively.

Segment reporting

Segment reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by the marketing channel. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Selling and handling expenses

Selling and handling expenses

Selling and handling costs amounted to US$6,630, US$8,745 and US$54,473 for the years ended December 31, 2023, 2022 and 2021, respectively. Selling and handling costs are expensed as incurred and included in selling expenses.

General and administrative expenses

General and administrative expenses

General and administrative expenses consist primarily of research and development expenses, salary and welfare for general and administrative personnel, rental expenses, depreciation and amortization associated with general and administrative personnel, allowance for doubtful accounts, impairment of intangible assets, entertainment expenses, general office expenses and professional service fees.

The Company recognizes research and development expenses when incurred. Research and development expenses amounted to US$7,401,430, US$5,147,364 and US$6,557,208 for the years ended December 31, 2023, 2022 and 2021, respectively.

Operating leases

Operating leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, current, and operating lease liability, non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. For the initial measurement of the lease liabilities, the Company uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Operating lease liabilities related to lease payments due within one year and over are classified as current and non-current, respectively, in the consolidated balance sheets. The ROU asset is measured as the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. For leases that have lease terms of 12 months or less and do not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements.

Government grants

Government grants

Government grants represent cash subsidies received from PRC government. Cash subsidies that have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits are recognized when received. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local businesses. Total government grants received amounted to US$62,600, US$81,911 and US$434,604 for the years ended December 31, 2023, 2022 and 2021, respectively.

Value-added taxes

Value-added taxes

Revenue is recognized net of value-added taxes (“VAT”). VAT is based on gross sales price and the VAT rate applicable to the Company is 17% for the period from the beginning of 2018 until the end of April 2018, then changed to 16% from May 2018 to the end of March 2019, and changed to 13% since April 2019. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverable if input VAT is larger than output VAT. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities. Furthermore, the Company’s subsidiaries in China may be qualified to receive a refund on VAT for the excess input VAT after meeting certain prerequisites specified in relevant regulations prescribed by the State Tax Bureau of the PRC.

For the years ended December 31, 2023, 2022 and 2021, the Company recorded impairment on VAT recoverable of US$16.7 million, US$4.5 million and nil, respectively, included in the cost of revenues on the consolidated statements of operations and comprehensive income (loss). The impairment of VAT recoverable incurred during the years ended December 31, 2023 and 2022 were primarily related to Zhejiang Ebang and Wuhai Ebang, respectively, as the Company determined the VAT could not be recovered. The Company expects to use or receive the remaining VAT recoverable in future operations.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provisioned in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenues, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income (loss). Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the United States dollar as its functional currency.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) attributable to Ebang International Holdings Inc., divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign-invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign-invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset the accumulated loss.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places the cash and cash equivalents with financial institutions with high credit ratings and quality.

The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon various factors surrounding the credit risk of specific customers and general economic conditions. Refer to the current expected credit loss policy.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In November 2023, FASB issued Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires that an entity disclose significant segment expenses impacting profit and loss that are regularly provided to the chief operating decision maker. The update is required to be applied retrospectively to prior periods presented, based on the significant segment expense categories identified and disclosed in the period of adoption. The amendments in ASU 2023-07 are required to be adopted for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company has adopted ASU 2023-07 on January 1, 2024 and the adoption of the standard did not have a material impact to the overall financial presentation.

In December 2023, the FASB issued Accounting Standards Update No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), which requires entities that hold crypto assets to subsequently measure such assets at fair value with changes recognized in net income each reporting period. The guidance also requires crypto assets measured at fair value to be presented separately from other intangible assets on the balance sheet and changes in the fair value measurement of crypto assets to be presented separately on the income statement from changes in the carrying amounts of other intangible assets. The new standard is effective for the Company beginning December 15, 2024, with early adoption permitted. The Company is currently evaluation the impact of adopting the standard.

In December, 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires that entities disclose specific categories in their rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The new standard is effective for the Company beginning December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard.